OPERATING SEGMENTS - Disclosure of detailed information about operating segments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Revenue	$ 54,731	$ 54,031	$ 48,804
Segment loss	(11,587)	(10,234)	(12,792)
Operating segments [Member]
Disclosure of geographical areas [line items]
Revenue	54,731	54,031	48,804
Segment loss	(8,513)	(8,372)	(8,242)
Depreciation and amortization	8,343	2,679	2,996
Unallocated amounts [member]
Disclosure of geographical areas [line items]
Segment loss	(3,074)	(1,862)	(4,550)
Israel [Member] | Operating segments [Member]
Disclosure of geographical areas [line items]
Revenue	18,383	38,523	43,316
Segment loss	(6,839)	(9,314)	(6,627)
Depreciation and amortization	7,175	2,509	2,823
Germany [Member] | Operating segments [Member]
Disclosure of geographical areas [line items]
Revenue	36,348	15,508	5,488
Segment loss	(1,674)	942	(1,615)
Depreciation and amortization	1,168	170	173
Adjustments [Member] | Operating segments [Member]
Disclosure of geographical areas [line items]
Revenue	0	0	0
Segment loss	0	0	0
Depreciation and amortization	0	0	0
Adjustments [Member] | Unallocated amounts [member]
Disclosure of geographical areas [line items]
Segment loss	$ (3,074)	$ (1,862)	$ (4,550)